UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($)		Class A shares Ordinary shares		Class B shares Ordinary shares		Additional Paid-in Capital	Statutory Reserve	Retained Earnings	Accumulated Other Comprehensive Income (loss)	Total
Balance (in Shares) at Dec. 31, 2024	[1]	22,540		455
Balance at Dec. 31, 2024		$ 0	[1]	$ 0	[1]	$ 18,646,323	$ 1,123,204	$ 8,061,204	$ (1,244,996)	$ 26,585,735
Foreign currency translation adjustment									329,552	329,552
Net loss								(516,655)		(516,655)
Balance (in Shares) at Jun. 30, 2025	[1]	22,540		455
Balance at Jun. 30, 2025		$ 0	[1]	$ 0	[1]	18,646,323	1,123,204	7,544,550	(915,444)	26,398,633
Balance (in Shares) at Dec. 31, 2025	[1]	85,406		4,091
Balance at Dec. 31, 2025		$ 1	[1]	$ 0	[1]	27,857,132	1,244,717	6,549,754	(385,736)	35,265,868
Foreign currency translation adjustment									713,573	713,573
Share issuance		$ 9	[1]			7,341,675				7,341,684
Share issuance (in Shares)	[1]	940,695
Share issuance				$ 0	[1]	139,050				139,050
Share issuance (in Shares)	[1]			45,000
Net loss								(761,221)		(761,221)
Balance (in Shares) at Jun. 30, 2026	[1]	1,026,101		49,091
Balance at Jun. 30, 2026		$ 10	[1]	$ 0	[1]	$ 35,337,857	$ 1,244,717	$ 5,788,533	$ 327,837	$ 42,698,954

[1]	All share and per-share amounts, par values, and capital balances related to the Company’s ordinary shares presented in these consolidated financial statements have been retrospectively adjusted to reflect (i) the reduction in the par value of ordinary shares from US$0.22 to US$0.00001 per share and the associated transfer of paid-up capital to additional paid-in capital, and (ii) the 1-for-10 reverse stock split (share consolidation) effective April 20, 2026.